UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jove Partners, L.P.
           --------------------------------------------------
Address:   595 Madison Avenue
           --------------------------------------------------
           34th Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Citron
           --------------------------------------------------
Title:     President/CEO
           --------------------------------------------------
Phone:     212 688-7070
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Joel Citron           New York, New York         May 14, 2008
       ------------------------   --------------------------  ---------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            31
                                               -------------

Form 13F Information Table Value Total:          $133,123
                                               ------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE

                           FORM 13F INFORMATION TABLE



              COLUMN 1          COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                                                         VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING  AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------------------- --------------   -----      --------  -------  --- ----  ----------  --------   ----     ------  -----


AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W105    1,592   25,000   SH         SOLE                 25,000      0       0
AMERICAN INTL GROUP INC       COM            026874107    7,500   1,250    SH  CALL   SOLE                 1,250       0       0
AMERICAN ORIENTAL BIOENGR IN  COM            028731107    2,592   320,000  SH         SOLE                 320,000     0       0
BERKSHIRE HATHAWAY INC DEL    CL A           084670108    9,338   70       SH         SOLE                 70          0       0
BURLINGTON NORTHN SANTA FE C  COM            12189T104    5,533   60,000   SH         SOLE                 60,000      0       0
CENTRAL EUROPEAN DIST CORP    COM            153435102    6,465   111,100  SH         SOLE                 111,100     0       0
COMCAST CORP NEW              CL A           20030N101    1,250   500      SH  CALL   SOLE                 500         0       0
DELL INC                      COM            24702R101    3,486   175,000  SH         SOLE                 175,000     0       0
DISH NETWORK CORP             CLA            25470M109    2,298   80,000   SH         SOLE                 80,000      0       0
DTS INC                       COM            23335C101    4,176   174,000  SH         SOLE                 174,000     0       0
JACKSON HEWITT TAX SVCS INC   COM            468202106    5,104   445,000  SH         SOLE                 445,000     0       0
JOHNSON & JOHNSON             COM            478160104    10,881  1,674    SH  CALL   SOLE                 1,674       0       0
LIBERTY MEDIA CORP NEW        ENT COM SER A  53071M500    1,132   50,000   SH         SOLE                 50,000      0       0
LEUCADIA NATL CORP            COM            527288104    1,131   25,000   DH         SOLE                 25,000      0       0
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104    9,159   567,500  SH         SOLE                 567,500     0       0
LIFETIME BRANDS INC           COM            53222Q103    8,717   975,000  SH         SOLE                 975,000     0       0
MATRIXX INITIATIVES INC       COM            57685L105    7,444   508,500  SH         SOLE                 508,500     0       0
MICROSOFT CORP                COM            594918104    2,838   100,000  SH         SOLE                 100,000     0       0
NRG ENERGY INC                COM NEW        629377508    1,248   32,000   SH         SOLE                 32,000      0       0
NYSE EURONEXT                 COM            629491101    1,234   20,000   SH         SOLE                 20,000      0       0
PINNACLE AIRL CORP            COM            723443107    2,619   300,000  SH         SOLE                 300,000     0       0
RELIANT ENERGY INC            COM            75952B105    2,838   120,000  SH         SOLE                 120,000     0       0
ROSETTA RESOURCES INC         COM            777779307    2,164   110,000  SH         SOLE                 110,000     0       0
SAIC INC                      COM            78390X101    3,253   175,000  SH         SOLE                 175,000     0       0
SALLY BEAUTY HLDGS INC        COM            79546E104    1,725   250,000  SH         SOLE                 250,000     0       0
SEARS HLDGS CORP              COM            812350106    2,501   24,500   SH         SOLE                 24,500      0       0
TRANSALTA CORP                COM            89346D107    3,884   125,000  SH         SOLE                 125,000     0       0
WAL MART STORES INC           COM            931142103    14,000  2,800    SH  CALL   SOLE                 2,800       0       0
WELLCARE HEALTH PLANS INC     COM            94946T106    1,948   50,000   SH         SOLE                 50,000      0       0
WESTERN UN CO                 COM            959802109    2,765   130,000  SH         SOLE                 130,000     0       0
ZEP INC                       COM            98944B108    2,308   142,300  SH         SOLE                 142,300     0       0
